Other Current Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Successor [Member]
Other Accrued Liabilities [Line Items]
Compensation and employee benefit liabilities	$ 70,675	$ 124,893			$ 124,893	$ 114,679
Deferred revenue	28,138	21,498			21,498	37,663
Product warranty accrual	22,938	24,838	25,325	26,005	24,838	26,005	18,653	30,191
Accrued interest	33,993	47,366			47,366	63,783
Restructuring reserve	13,726	18,572			18,572	20,481	21,432	30,677
Other	102,720	95,113			95,113	81,931
Other accrued liabilities, total	$ 272,190	$ 332,280			$ 332,280	$ 344,542